Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2023
Cash Flow Reconciliations
Cash Flow Reconciliations

27. Cash Flow Reconciliations

The reconciliation of the Group’s financing activities for the three years ended December 31, 2023 are presented in the tables below:

A reconciliation of borrowings arising from financing activities is as follows:

		Other		Deferred
		comprehensive	Non-cash	financing
	Cash flows	income	items	costs, assets	Borrowings
January 1, 2021					3,773,221
Proceeds from loans	471,867	—	—	—	471,867
Loans and bond repayments	(592,463)	—	—	—	(592,463)
Additions in deferred loan fees	(13,437)	—	297	1,254	(11,886)
Deferred loan fees received	379	—	—	—	379
Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 19)	—	—	20,286	—	20,286
Retranslation of the NOK 2024 Bonds in USD	—	(3,184)	—	—	(3,184)
December 31, 2021					3,658,220
Proceeds from loans and bonds, net of discount	374,659	—	—	—	374,659
Loans and bond repayments	(729,849)	—	—	—	(729,849)
Additions in deferred loan fees	(5,188)	—	(6,036)	3,214	(8,010)
Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 19)	—	—	15,936	—	15,936
Retranslation of the NOK 2024 Bonds in USD	—	(11,212)	—	—	(11,212)
December 31, 2022					3,299,744
Proceeds from loans	2,431,355	—	—	—	2,431,355
Loans and bond repayments	(2,676,420)	—	—	—	(2,676,420)
Additions in deferred loan fees	(40,756)	—	(129)	(683)	(41,568)
Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 19)	—	—	42,418	—	42,418
Retranslation of the NOK 2024 Bonds in USD	—	(2,624)	(1)	—	(2,625)
December 31, 2023					3,052,904

A reconciliation of derivatives arising from financing activities is as follows:

		Other
	Cash	comprehensive	Non-cash	Net derivative
	flows	loss	items	(liabilities)/assets
January 1, 2021				(107,760)
Unrealized gain on derivative financial instruments held for trading (Note 26)	—	—	59,407	59,407
Ineffective portion of cash flow hedges (Note 26)	—	—	(5)	(5)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(3,345)	—	(3,345)
December 31, 2021				(51,703)
Unrealized gain on derivative financial instruments held for trading (Note 26)	—	—	92,409	92,409
Ineffective portion of cash flow hedges (Note 26)	—	—	398	398
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(10,828)	—	(10,828)
December 31, 2022				30,276
Unrealized loss on derivative financial instruments held for trading (Note 26)	—	—	(526)	(526)
Ineffective portion of cash flow hedges (Note 26)	—	—	(241)	(241)
Proceeds from interest rate swaps termination	(35,789)	—	—	(35,789)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(2,829)	—	(2,829)
December 31, 2023				(9,109)

A reconciliation of lease liabilities arising from financing activities is as follows:

	Cash flows	Non-cash items	Lease liabilities
January 1, 2021			196,170
Interest expense on leases (Note 19)	—	10,269	10,269
Additions	—	121,520	121,520
Payments for interest	(10,269)	—	(10,269)
Principal elements of lease payments	(14,843)	3	(14,840)
December 31, 2021			302,850
Interest expense on leases (Note 19)	—	13,639	13,639
Additions	—	75,788	75,788
Payments for interest	(13,639)	—	(13,639)
Principal elements of lease payments	(42,262)	—	(42,262)
December 31, 2022			336,376
Interest expense on leases (Note 19)	—	17,227	17,227
Additions	—	109,907	109,907
Payments for interest	(17,227)	—	(17,227)
Principal elements of lease payments	(62,858)	—	(62,858)
December 31, 2023			383,425